UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Jan-11

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          83

Form 13F Information Table Value Total:     $ 96,935

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1313    15215 SH       Sole                     1955             13260
                                                                71      825 SH                                                   825
Apple Computer Inc             COM              037833100      556     1725 SH       Sole                                       1725
Archer-Daniels-Midland Company COM              039483102     1250    41545 SH       Sole                     5500             36045
                                                                13      425 SH                                                   425
Auto Data Processing           COM              053015103     1625    35108 SH       Sole                     4175             30933
                                                               101     2180 SH                                                  2180
Bank of America Corp.          COM              060505104      641    48016 SH       Sole                     4765             43251
                                                               391    29310 SH                                                 29310
Becton, Dickinson & Company    COM              075887109     1832    21670 SH       Sole                     2865             18805
                                                               104     1225 SH                                                  1225
Bemis Company                  COM              081437105     1530    46860 SH       Sole                     6115             40745
                                                                85     2600 SH                                 100              2500
Berkshire Hathaway, Inc. New C COM              084670207      232     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     1725    18800 SH       Sole                     2430             16370
                                                                93     1010 SH                                                  1010
CenturyLink, Inc.              COM              156700106     1801    39000 SH       Sole                     4860             34140
                                                               100     2175 SH                                  75              2100
Chubb Corp.                    COM              171232101     1759    29495 SH       Sole                     2925             26570
                                                                92     1550 SH                                  50              1500
Cognizant Technology Solutions COM              192446102     2353    32100 SH       Sole                     4525             27575
                                                                40      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564     1237    18825 SH       Sole                     2150             16675
                                                                18      275 SH                                                   275
Colgate Palmolive              COM              194162103      208     2583 SH       Sole                                       2583
Disney (Walt) Holding Co.      COM              254687106      116     3100 SH       Sole                                       3100
                                                               138     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     2081    36399 SH       Sole                     3700             32699
                                                               109     1900 SH                                  50              1850
Exxon Mobil Corp.              COM              30231G102     2775    37957 SH       Sole                     5230             32727
                                                               428     5850 SH                                                  5850
General Electric Co.           COM              369604103     1322    72281 SH       Sole                     6405             65876
                                                               149     8150 SH                                                  8150
General Mills Inc.             COM              370334104      228     6400 SH       Sole                                       6400
IBM Corp.                      COM              459200101     1584    10790 SH       Sole                     1445              9345
                                                               316     2150 SH                                                  2150
Ishares Comex Gold Trust       COM              464285105     2224   159970 SH       Sole                    13800            146170
                                                                24     1750 SH                                                  1750
Johnson & Johnson              COM              478160104     1447    23402 SH       Sole                     2917             20485
                                                                39      625 SH                                                   625
Lowe's Companies, Inc.         COM              548661107     1469    58555 SH       Sole                     7610             50945
                                                                64     2550 SH                                                  2550
MSCI EAFE Ishares              COM              464287465     4166    71557 SH       Sole                     7190             64367
                                                                50      865 SH                                 290               575
MSCI Emerging Markets Ishares  COM              464287234     8521   178855 SH       Sole                    18335            160520
                                                                86     1809 SH                                  99              1710
P P G Industries Inc.          COM              693506107     1844    21936 SH       Sole                     2775             19161
                                                                25      300 SH                                  50               250
PepsiCo Inc.                   COM              713448108     1992    30490 SH       Sole                     5592             24898
                                                               361     5525 SH                                                  5525
Procter & Gamble Co.           COM              742718109      608     9459 SH       Sole                                       9459
                                                               238     3692 SH                                                  3692
Questar Corp.                  COM              748356102     1262    72470 SH       Sole                     9410             63060
                                                                35     2000 SH                                 100              1900
Rogers Int'l Commodity Index   COM              870297801     2571   278230 SH       Sole                    26900            251330
                                                                48     5200 SH                                                  5200
S&P Mid Cap 400 Ishares        COM              464287507    11608   127995 SH       Sole                    12165            115830
                                                               141     1550 SH                                 100              1450
S&P Small Cap 600 Ishares      COM              464287804     7224   105501 SH       Sole                    10695             94806
                                                               106     1550 SH                                 100              1450
SPDR Gold Trust                COM              78463V107      261     1883 SH       Sole                       50              1833
Schlumberger Ltd.              COM              806857108     2595    31083 SH       Sole                     3450             27633
                                                               259     3100 SH                                                  3100
Sigma Aldrich Corp.            COM              826552101     2478    37228 SH       Sole                     4950             32278
                                                               116     1750 SH                                                  1750
Southern Company               COM              842587107     2194    57378 SH       Sole                     5350             52028
                                                               378     9890 SH                                 300              9590
Standard & Poor's 500 Dep. Rec COM              78462f103     1261    10026 SH       Sole                      559              9467
                                                                21      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1729    25850 SH       Sole                     3570             22280
                                                                30      450 SH                                                   450
Stryker Corp.                  COM              863667101     2385    44415 SH       Sole                     3950             40465
                                                                20      375 SH                                                   375
Target Corp.                   COM              87612E106     1735    28850 SH       Sole                     3770             25080
                                                                81     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     1937    50636 SH       Sole                     6379             44257
                                                                95     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304     1119    41506 SH       Sole                     5150             36356
                                                                26      975 SH                                                   975
WW Grainger                    COM              384802104     2070    14990 SH       Sole                     2025             12965
                                                               100      725 SH                                                   725
Walgreen Company               COM              931422109     1398    35885 SH       Sole                     4495             31390
                                                                79     2040 SH                                                  2040